Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement

4. Fair Value Measurement

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company believes the carrying amount of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, other than warrant liability, approximate their estimated fair values due to the short-term maturities of these financial instruments. The estimated fair value of the Company’s credit facility at September 30, 2015 approximated carrying value, which was determined using a discounted cash flow analysis. The analysis considered interest rates of instruments with similar maturity dates, which involved the use of significant unobservable Level 3 inputs.

In connection with the closing of the Company’s public offering on February 13, 2015, warrants were issued to buy (in the aggregate) up to 8,000,000 shares of common stock with an estimated grant date fair value of $7,690,395, which was recorded as an offset to additional paid-in capital within common stock issuance costs. Also in connection with the closing of the Company’s follow-on public offering on February 13, 2015, the underwriters were granted a 45 day option from the closing date of the offering to purchase up to 1,200,000 additional shares of common stock at a price of $1.25 per share and/or additional warrants to purchase up to 1,200,000 shares of common stock at a price of $0.0001 per warrant, less underwriting discounts and commissions, to cover over-allotments, if any. The estimated aggregate grant date fair value of these over-allotment options and warrants of $1,627,396 was also recorded to common stock issuance costs as a component of additional paid-in capital. The fair values of these over-allotment options and all common stock warrants issued in this offering were estimated using Black-Scholes valuation models with the following assumptions:

	Over- allotment Options	Warrants
Stock price	$1.41	$1.41
Exercise price	$1.25	$1.56
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.02%	1.53%
Expected life (in years)	0.12	5.00
Expected volatility	168.1%	90.0%

5. Fair Value Measurement

Warrant Liability Derivatives

The Company classified the fair value measurements of the Company’s warrant liability derivatives as Level 3 in all periods presented. The Company adjusted the carrying value of the warrants classified as liabilities until the completion of its IPO on February 10, 2014, at which time the exercise price was fixed at $10.00 per share and the fair value of the warrants was reclassified to shareholders’ deficit, except for a warrant for 1,587 preferred shares that remains outstanding at December 31, 2014 (see Note 2).

As of December 31, 2013, the aggregate common stock warrant liability of approximately $2,132,000 was estimated using a probability weighted Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$1.48 – 7.69	$1.48 – 7.69
Exercise price	$1.48 – 7.69	$1.48 – 7.69
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.73%	0.38%
Expected life (in years)	5.00	2.00
Expected volatility	100.0%	90.0%

At December 31, 2013 the values of both the five-year and two-year common stock warrants using the probability weighted Black-Scholes valuation models accounted for a probability of 75%, while a fair value of $0 was weighted 25%.

As of closing of the Company’s IPO on February 10, 2014, the aggregate common stock warrant liability of approximately $2,476,000 was estimated using a Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$8.91	$8.91
Exercise price	$10.00	$10.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.48%	0.32%
Expected life (in years)	5.00	2.00
Expected volatility	90.0%	90.0%

The fair value attributed to the common and preferred share warrants as of December 31, 2013 and 2014 is as follows:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Warrant Liability at December 31, 2013	—	—	2,140,532
Warrant Liability at December 31, 2014	—	—	1,070

The following table includes a summary of changes in the fair value of the common and preferred share warrants for the years ended December 31, 2013 and 2014:

Fair Value Measurements at Reporting Date Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2012	$981,747
Warrant liability incurred in 2013	2,322,042
Change in fair value included in expense in 2013	(782,112)
Warrant liability reclassified to additional paid-in capital in 2013	(381,145)

Balance at December 31, 2013	2,140,532
Warrant liability incurred in 2014	135,222
Change in fair value included in expense in 2014	200,936
Warrant liability reclassified to additional paid-in capital in 2014	(2,475,620)

Balance at December 31, 2014	$1,070

The change in the estimated fair value of the total liability outstanding for all outstanding warrants of approximately $782,000 and ($201,000) was recognized as a non-cash gain/(loss) and included in total other income/(expense) in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2013 and 2014, respectively.

Other Fair Value Measurements

In connection with the closing of the Company’s IPO on February 10, 2014, the IPO’s underwriters were granted a 45 day option to purchase up to 285,000 shares of common stock to cover overallotments with a grant date fair value of $202,143, which was not exercised. Additionally, certain designees of the representative of the underwriters were issued warrants to buy (in the aggregate) up to 95,000 shares of common stock with a grant date fair value of $544,116. The fair values of these stock option and common stock warrants were estimated using Black-Scholes valuation models with the following assumptions:

	Options	Warrants
Stock price	$8.91	$8.91
Exercise price	$9.30	$12.50
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.07%	1.46%
Expected life (in years)	0.12	5.00
Expected volatility	70.0%	90.0%

The estimated grant date fair values of these non-cash equity classified instruments were recorded as an offset to additional paid-in capital within common stock issuance costs.

In connection with the closing of the April 2014 Credit Facility on April 30, 2014, the lender was granted a warrant to purchase 52,966 shares of common stock with a 10 year term and an estimated grant date fair value of $233,107 (see Note 7). The fair value of this warrant was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$4.74
Exercise price	$4.72
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.67%
Expected life (in years)	10.00
Expected volatility	110.0%

The estimated grant date fair value of this non-cash equity classified instrument was recorded as a discount to outstanding debt and is amortized to interest expense utilizing the effective interest method over the underlying term of the loan.

The estimated fair value of the April 2014 Credit Facility at December 31, 2014 approximated carrying value, which was determined using a discounted cash flow analysis. The analysis considered interest rates of instruments with similar maturity dates, which involved the use of significant unobservable Level 3 inputs (see Note 7).